Cash Flow Hedge Derivative Gains and Losses Recognized in AOCI and the Amounts Reclassified to Earnings (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Trust, Investment and Other Servicing Fees	$ 2,609.8	$ 2,405.5	$ 2,169.5
Interest Expense	(222.4)	(297.4)	(399.5)
Compensation	(1,306.6)	(1,267.4)	(1,267.2)
Employee Benefits	(257.5)	(258.2)	(258.2)
Equipment and Software	(377.6)	(366.7)	(328.1)
Occupancy Expense	(173.8)	(174.4)	(180.9)
Asset And Liability Management | Foreign Exchange Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Net Gain/(Loss) Recognized in AOCI	2.1	(3.2)	(23.6)
Net Gain/(Loss) Reclassified from AOCI to Earnings	(4.7)	(4.6)	5.6
Asset And Liability Management | Foreign Exchange Contracts | Net Gain/(Loss) Reclassified from AOCI to Earnings
Derivative Instruments, Gain (Loss) [Line Items]
Trust, Investment and Other Servicing Fees			0.6
Other Operating Income	(2.1)	(4.6)	(0.1)
Interest Income			(1.2)
Interest Expense
Compensation			3.0
Employee Benefits			0.9
Equipment and Software
Occupancy Expense			0.5
Other Operating Expense	$ (2.6)		$ 1.9